Consolidated Statements of Changes in Equity	Share capital MYR (RM)	Capital reserve MYR (RM)	Fair value reserves MYR (RM)	Translation reserve MYR (RM)	(Accumulated losses)/Retained earnings MYR (RM)	Total MYR (RM)	Non-controlling interests MYR (RM)	MYR (RM)	USD ($)
Balance at Dec. 31, 2020	RM 220,000	RM 6,532,560			RM 1,819,913	RM 8,572,473		RM 8,572,473
Profit for the year					20,339,137	20,339,137	(401,319)	19,937,818
Contribution from non-controlling shareholders							30,060	30,060
Fair value gain on financial assets, at fair value through other comprehensive income			27,822,892			27,822,892		27,822,892
Constructive dividends paid					(37,000,000)	(37,000,000)		(37,000,000)
Balance at Dec. 31, 2021	220,000	6,532,560	27,822,892		(14,840,950)	19,734,502	(371,259)	19,363,243
Profit for the year					21,585,041	21,585,041	(1,270,065)	20,314,976
Fair value gain on financial assets, at fair value through other comprehensive income			(21,402,132)			(21,402,132)		(21,402,132)
Constructive dividends paid					(6,909,000)	(6,909,000)		(6,909,000)
Total comprehensive income for the year			(21,402,132)		14,676,041	(6,726,091)	(1,270,065)	(7,996,156)
Issuance of share capital	12,907,427					12,907,427		12,907,427
Balance at Dec. 31, 2022	13,127,427	6,532,560	6,420,760		(164,909)	25,915,838	(1,641,324)	24,274,514
Profit for the year					35,666,176	35,666,176	(2,451,036)	33,215,140	$ 7,237,517
Fair value gain on financial assets, at fair value through other comprehensive income			2,378,581			2,378,581		2,378,581
Transfer upon disposal of equity instruments			(7,122,461)		7,122,461
Exchange differences on translating foreign operations				2,696,335		2,696,335		2,696,335
Dividends paid					(476,411)	(476,411)		(476,411)
Total comprehensive income for the year			(4,743,880)	2,696,335	42,312,226	40,264,681	(2,451,036)	37,813,645
Issuance of share capital	30,881,704					30,881,704		30,881,704
Balance at Dec. 31, 2023	RM 44,009,131	RM 6,532,560	RM 1,676,880	RM 2,696,335	RM 42,147,317	RM 97,062,223	RM (4,092,360)	RM 92,969,863	$ 20,257,961